Commitments and Contingencies (Details) - Schedule of operating leases - Jasper Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of operating leases [Line Items]
Cash paid for amounts included in the measurement of lease liabilities
Weighted average remaining lease term (years)	5 years 4 months 24 days
Weighted average discount rate	8.00%